EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE
The following employee benefits expenses are included in cost of sales, general and administrative expenses, other expenses, and exploration expenses.

	Years ended December 31,
	2020	2019
Salaries, short-term incentives, and other benefits	$228.3	$203.9
Share-based compensation	11.5	8.8
Other	5.7	4.4
	$245.5	$217.1